FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

March 16, 2016

Filed Via EDGAR (CIK # 0001535538)

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Alternative Strategies Funds (the “Registrant”)

File Nos. 333-189667 and 811-22641

Ladies/Gentlemen:

Submitted herewith under the EDGAR system is Post-Effective Amendment Nos. 15/24 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940.

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act.  The new series will be called Franklin K2 Global Macro Opportunities Fund (the “New Fund”) and will offer five share classes:  Class A, Class C, Class R, Class R6 and Advisor Class.  The New Fund’s goal will be to seek capital appreciation.  The investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the investment goal.  The New Fund seeks to achieve this goal by allocating its assets across global macro-focused investment strategies, which are “non-traditional” or “alternative” strategies that generally focus on macro-economic opportunities across numerous markets and investments.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective seventy-five days after the filing.  The Amendment relates only to the Franklin K2 Global Macro Opportunities Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please do not hesitate to contact Amy Fitzsimmons at (215) 564-8711, or Kristin H. Ives at (215) 564-8037 in her absence, if you have any questions or comments relating to this filing.

Sincerely yours,

FRANKLIN ALTERNATIVE STRATEGIES FUND

/s/ Steven J. Gray

Steven J. Gray, Vice President and Secretary

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